Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Financial Information by Segment

Year ended December 31, 2020	Containership Leasing	Mobile Power Generation	Elimination and Other	Total
Revenue	$1,222.8	$198.3	$—	$1,421.1
Operating expense	243.4	31.4	—	274.8
Depreciation and amortization expense	288.1	65.8	—	353.9
General and administrative expense	36.6	36.9	(8.1)	65.4
Operating leases	147.3	3.2	—	150.5
Goodwill impairment	—	117.9	—	117.9
Interest expense	176.0	19.5	(3.9)	191.6
Interest income	(1.4)	(3.6)	—	(5.0)
Income tax expense	1.0	15.6	—	16.6

Year ended December 31, 2020
Containership leasing adjusted EBITDA	$795.5
Mobile power generation adjusted EBITDA	127.0
Total segment adjusted EBITDA	922.5
Eliminations and other	(1.3)
Depreciation and amortization	353.9
Interest expense	191.6
Interest income	(5.0)
Loss on derivative instruments	35.5
Other expenses	8.6
Gain on contingent consideration asset	(6.8)
Loss on foreign currency repatriation	18.7
Loss on sale	0.2
Goodwill impairment	117.9
Consolidated net earnings before taxes	$209.2

December 31, 2020	Containership Leasing	Mobile Power Generation	Elimination and Other	Total
Total assets	$8,475.4	$829.9	$(16.2)	$9,289.1

Capital expenditures by segment:

Year ended December 31,
2020
Containership leasing	$848.1
Mobile power generation	17.6